Inventories, Net	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Inventory Disclosure [Abstract]
Inventories, Net
2. INVENTORIES, NET

The Company records inventory at the lower of cost (primarily last in, first out, or "LIFO") or market for a majority of the Company. Approximately 82% and 87% of the Company's inventories are valued at the lower of LIFO cost or market at December 30, 2016 and September 30, 2016, respectively. Interim LIFO determinations, including those at December 30, 2016, are based on management's estimates of future inventory levels and costs for the remainder of the current fiscal year.

As of December 30, 2016 and September 30, 2016, the excess and obsolete inventory reserve was $8,050 and $8,447, respectively.

INVENTORIES, NET

(in thousands)	September 30, 2016	September 25, 2015
Purchased materials and manufactured parts, net	$47,754	$42,562
Work in process, net	17,082	13,360
Finished goods, net	115,062	111,743
LIFO reserve	(18,433)	(5,741)
Inventories, net	$161,465	$161,924

The Company records inventory at the lower of cost or market (primarily last in, first out, or "LIFO") or market value for a majority of the Company. Approximately 87% and 80% of the Company's inventories are valued at the lower of LIFO cost or market at September 30, 2016 and September 25, 2015, respectively.
As of September 30, 2016 and September 25, 2015, the excess and obsolete inventory reserve was $8,447 and $10,201, respectively.